Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.	Basis of Presentation and General Information

EuroDry Ltd. (the “Company” or “EuroDry”) was formed by Euroseas Ltd. (“Euroseas” or “former Parent Company”) on
January 8, 2018
under the laws of the Republic of the Marshall Islands to serve as the holding company of seven
subsidiaries (the "Subsidiaries") contributed by Euroseas to EuroDry in connection with the spin-off of Euroseas' drybulk vessels held for use as of
December 31, 2017 (
the "Spin-off"). On
May 30, 2018,
Euroseas contributed these Subsidiaries to EuroDry in exchange for
2,254,830
common shares in EuroDry, which Euroseas, distributed to holders of Euroseas common stock on a pro rata basis. Further, on
May 30, 2018
Euroseas distributed shares of the Company’s Series B Preferred Stock (the “EuroDry Series B Preferred Shares”) to holders of Euroseas’ Series B Preferred Shares, representing
50%
of Euroseas Series B Preferred Stock. For periods up to
May 30, 2018,
the accompanying financial statemnets reflect the financial position and results of the carve-out operations of the seven
Subsidiaries that were contributed to the Company.

The operations of the vessels are managed by Eurobulk Ltd. ("Eurobulk" or “Manager”) and Eurobulk (Far East) Ltd. Inc. (“Eurobulk FE”)
,
collectively the “Managers”, corporations controlled by members of the Pittas family. Eurobulk has an office in Greece located at
4
Messogiou & Evropis Street, Maroussi, Greece; Eurobulk FE has an office at Manilla, Philippines Suite
1003,
10th
Floor Ma. Natividad Building,
470
T.M. Kalaw cor. Cortada Sts., Ermita. Both provide the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services, while Eurobulk also provides executive management services, in consideration for fixed and variable fees (see Note
7
).

The Pittas family is the controlling shareholder of Friends Dry Investment Company Inc. which, in turn, owns
38.1%
of the Company’s shares as of
December 31, 2018.
Mr. Aristides J. Pittas is the Chairman and Chief Executive Officer of the Company and Euroseas.

The Company is engaged in the ocean transportation of dry bulk through ownership and operation of dry bulk ship-owning companies. Details of the Company’s wholly owned subsidiaries are set out below:

•	Pantelis Shipping Corp., incorporated in Republic of Liberia on
December 4, 2009,
owner of the Liberian flag
74,020
DWT bulk carrier M/V "Pantelis" which was built in
2000
and acquired on
July 23, 2009.

•	Eirini Shipping Ltd., incorporated in the Republic of Liberia on
February 2, 2014,
owner of the Liberian flag
76,466
DWT bulk carrier M/V “Eirini P” which was built in
2004
and acquired on
May 26, 2014.

•	Ultra One Shipping Ltd., incorporated in the Republic of Liberia on
November 21, 2013,
owner of Liberian flag
63,500
DWT bulk carrier M/V "Alexandros P." (ex- Hull DY
160
). M/V "Alexandros P" was built and delivered on
January 16, 2017.

•	Ultra Two Shipping Ltd., incorporated in the Republic of Liberia on
November 21, 2013,
entered on
November 29, 2013,
into a shipbuilding contract with Yangzhou Dayang Shipbuilding Co., Ltd. and Sumec Marine Co., Ltd., for the construction of a
63,500
DWT bulk carrier (Hull
No.
DY161
). The shipbuilding contract was cancelled on
September 2, 2016
due to excessive construction delays. Ultra Two Shipping Ltd has no
assets and operations as of
December 31, 2016,
2017
and
2018.

•	Kamsarmax One Shipping Ltd., incorporated in the Republic of the Marshall Islands on
April 4, 2014,
owner of the Marshall Islands flag
82,000
DWT bulk carrier M/V "Xenia". M/V "Xenia" was built and delivered on
February 25, 2016.

•	Kamsarmax Two Shipping Ltd., incorporated in the Republic of the Marshall Islands on
April 4, 2014,
entered on
April 4, 2014,
into a shipbuilding contract with Jiangsu Tianyuan Marine Import & Export Co., Ltd., and Jiangsu Yangzijiang Shipbuilding Co., Ltd. and Jiangsu New Yangzi Shipbuilding Co., Ltd., for the construction of an eco-design fuel efficient
82,000
DWT bulk carrier (Hull
No.
YZJ2013
-
1153
). In
July 2016,
Kamsarmax Two Shipping Ltd. signed an amended agreement which provided it with an option to terminate the contract by
December 31, 2016 (
subsequently, extended to
March 31, 2017)
without any additional cost. In
March 2017,
the Company decided
not
to exercise the option to terminate the contract but to proceed with the construction of Hull
No.
YZJ2013
-
1153
(named "Ekaterini") which was delivered on
May 7, 2018.

•	Areti Shipping Ltd., incorporated in the Republic of the Marshall Islands on
November 15, 2016,
owner of the Cypriot flag
75,100
DWT bulk carrier M/V “Tasos” which was built in
2000
and acquired on
January 9, 2017.

•	Light Shipping Ltd., incorporated in the Republic of Marshall Islands on
November 6, 2018,
owner of the Cypriot flag
75,845
DWT bulk carrier M/V “Starlight” which was built in
2004
and acquired on
November 30, 2018.

The following charterers individually accounted for more than
10%
of the Company’s revenues as follows:

	Year ended December 31,
Charterer	2016	2017	2018
A/S Klaveness Chartering	52%	26%	32%
Amaggi Europe B.V.	-	17%	11%
Dampskibsselskabet Norden A/S	26%	18%	-
China National Chartering (Hong Kong) Co., Limited	-	13%	-
Quadra Commodities S.A.	13%	-	-